Segmented information (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	$ 6,932,340	$ 70,158,266
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	361,967	472,435
Country Of United States [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	6,568,840	6,568,840
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 1,533	$ 63,116,991